UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. — Schedule of Investments

Longleaf Partners Fund

Schedule of Investments

September 30, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation(b)	1,942,182	$279,635,364	6.4%
Chemicals
E.I. du Pont de Nemours and Company	3,790,500	182,702,100	4.2
Construction Materials
LafargeHolcim Ltd*	3,499,157	182,283,223	4.2
Diversified Telecommunication Services
Level 3 Communications, Inc.*(b)	11,897,365	519,795,877	11.9
Hotels, Restaurants, & Leisure
McDonald’s Corporation	2,423,656	238,802,826	5.5
Wynn Resorts, Limited	4,016,223	213,341,766	4.9

		452,144,592	10.4

Industrial Conglomerates
CK Hutchison Holdings Limited	28,919,000	376,167,854	8.6
Koninklijke Philips N.V.	9,086,300	213,773,176	4.9

		589,941,030	13.5

Insurance
Aon plc(b)	3,676,208	325,748,791	7.5
Loews Corporation	6,113,107	220,927,687	5.1

		546,676,478	12.6

Internet Software & Services
Google Inc. – Class C*	461,104	280,544,896	6.4
Machinery
CNH Industrial N.V.	8,671,174	56,536,054	1.3
CNH Industrial N.V. (Local)	24,808,173	161,709,575	3.7

		218,245,629	5.0

Media
Scripps Networks Interactive, Inc. – Class A	4,554,500	224,035,855	5.1
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation*	13,940,928	102,187,002	2.3
CONSOL Energy Inc.(a)	12,263,500	120,182,300	2.7

		222,369,302	5.0

Real Estate Management & Development
Cheung Kong Property Holdings Limited	29,819,000	218,463,650	5.0

Total Common Stocks (Cost $4,206,622,674)		3,916,837,996	89.7

continued

Options Purchased	Share Equivalents	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Call, 8/1/17 to 8/31/17, with UBS, Strike Price $10.10	5,934,500	$7,388,453	0.2%
Chesapeake Energy Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $13.07	7,706,000	7,050,990	0.1
Chesapeake Energy Corporation Call, 8/1/18 to 8/31/18, with UBS, Strike Price $13.15	2,000,000	2,150,000	-
Murphy Oil Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $30.25	3,310,000	9,880,350	0.2
National Oilwell Varco, Inc. Call, 9/21/18, with Bank of America/Merrill Lynch, Strike Price $37.33	3,750,000	22,312,500	0.5

Total Options Purchased (Cost $91,834,647)		48,782,293	1.0

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/15, Repurchase price $130,589,000 (Collateral: $113,785,000 U.S. Treasury Bonds, 2.78% – 2.83% due 8/15/41 to 5/15/42, Value $133,206,100)	130,589,000	130,589,000	3.0
U.S. Treasury Bills, 0.01% due 11/12/15 to 2/4/16	425,000,000	424,987,935	9.7

Total Short-Term Obligations (Cost $555,578,136)		555,576,935	12.7

Total Investments (Cost $4,854,035,457)		4,521,197,224	103.4
Options Written		(161,760,913)	(3.6)
Other Assets and Liabilities, Net		9,574,022	0.2

Net Assets		$4,369,010,333	100.0%

Net asset value per share		$24.05

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period). See Note 3.
(b)	A portion designated as collateral for options.

Options Written	Share Equivalents	Unrealized Gain/(Loss)	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Put, 8/1/17 to 8/31/17, with UBS, Strike Price $10.10 (Knock-In $5.80)	(5,934,500)	$(13,480,541)	$(27,328,373)	(0.6)%
Chesapeake Energy Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $13.07	(7,706,000)	(31,343,470)	(57,910,590)	(1.3)
Chesapeake Energy Corporation Put, 8/1/18 to 8/31/18, with UBS, Strike Price $13.15	(2,000,000)	(8,657,000)	(15,810,000)	(0.3)
Murphy Oil Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $30.25 (Knock-In $19.08)	(3,310,000)	(23,898,200)	(38,793,200)	(0.9)
National Oilwell Varco, Inc. Put, 9/21/18, with Bank of America/Merrill Lynch, Strike Price $37.33 (Knock-In $18.29)	(3,750,000)	1,423,512	(21,918,750)	(0.5)

Total Premiums Received (Proceeds $85,805,214)		$(75,955,699)	$(161,760,913)	(3.6)%

See footnotes on page 9.

Longleaf Partners Small-Cap Fund

Schedule of Investments

September 30, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Chemicals
Chemtura Corporation*(a)	4,777,300	$136,726,326	3.6%
OCI N.V.*	6,617,800	169,761,378	4.5

		306,487,704	8.1

Communications Equipment
ViaSat, Inc.*(a)	3,436,313	220,920,563	5.9
Construction & Engineering
Orascom Construction Limited*	2,500,730	27,508,030	0.7
Diversified Consumer Services
Graham Holdings Company – Class B(a)	428,000	246,956,000	6.6
Diversified Telecommunication Services
Level 3 Communications, Inc.*	8,404,100	367,175,129	9.8
Hotels, Restaurants & Leisure
Vail Resorts, Inc.(a)	1,776,184	185,930,941	5.0
Wynn Resorts, Limited	3,346,442	177,762,999	4.7

		363,693,940	9.7

Industrial Conglomerates
Hopewell Holdings Limited(a)	54,532,000	185,745,376	5.0
Insurance
Everest Re Group, Ltd.	1,057,800	183,359,052	4.9
Machinery
Actuant Corporation(a)	5,221,520	96,023,753	2.6
Media
DreamWorks Animation SKG, Inc. – Class A*(a)	13,939,400	243,242,530	6.5
Scripps Networks Interactive, Inc. – Class A	3,431,900	168,815,161	4.5
Tribune Media Company – Class A	4,041,300	143,870,280	3.8

		555,927,971	14.8

Oil, Gas & Consumable Fuels
CONSOL Energy Inc.(a)	12,494,200	122,443,160	3.3
Triangle Petroleum Corporation*(a)	11,119,000	15,788,980	0.4

		138,232,140	3.7

Paper & Forest Products
Deltic Timber Corporation(a)	1,808,158	108,145,930	2.9
Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc. – Class A(a)	3,750,479	63,870,657	1.7
Rayonier Inc.(a)	9,605,400	211,991,178	5.7

		275,861,835	7.4

Total Common Stocks (Cost $3,109,269,159)		3,076,037,423	82.1

Corporate Bonds	Par
Oil, Gas & Consumable Fuels
Triangle USA Petroleum Corporation 6.75% Senior Notes 144A due 7/15/22(a) (Cost $60,102,181)	109,966,000	46,735,550	1.3

continued

Options Purchased	Currency Units	Market Value	% of Net Assets
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,580,175)	189,210,080	$2,384,047	0.1%

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/15, Repurchase price $175,950,000 (Collateral: $165,470,000 U.S. Treasury Bonds, 2.81% – 2.83% due 5/15/42 to 2/15/44, Value $179,473,131)	175,950,000	175,950,000	4.7
U.S. Treasury Bills, 0.00% due 10/29/15 to 12/17/15	450,000,000	450,000,222	12.0

Total Short-Term Obligations (Cost $625,925,111)		625,950,222	16.7

Total Investments (Cost $3,798,876,626)(a)		3,751,107,242	100.2

Other Assets and Liabilities, Net		(6,074,496)	(0.2)

Net Assets		$3,745,032,746	100.0%

Net asset value per share		$26.71

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period). See Note 3.

See footnotes on page 9.

Longleaf Partners International Fund

Schedule of Investments

September 30, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Beverages
C&C Group plc	4,845,174	$19,223,884	1.7%
Chemicals
Koninklijke DSM N.V.	513,549	23,701,263	2.0
OCI N.V.*	2,419,257	62,059,355	5.4
Sika AG	11,840	36,521,307	3.2

		122,281,925	10.6

Commercial Services & Supplies
Mineral Resources Limited(a)	8,361,799	24,405,290	2.1
Construction & Engineering
Orascom Construction Limited*	536,230	5,898,536	0.5
Construction Materials
LafargeHolcim Ltd*	1,535,332	79,980,758	6.9
Diversified Financial Services
EXOR S.p.A.	2,230,100	97,221,376	8.4
Hotels, Restaurants & Leisure
Genting Berhad	15,896,500	26,321,982	2.3
Melco International Development Limited	59,668,700	73,353,840	6.3

		99,675,822	8.6

Industrial Conglomerates
CK Hutchison Holdings Limited	6,122,000	79,632,754	6.9
Koninklijke Philips N.V.	2,412,500	56,758,833	4.9

		136,391,587	11.8

Internet Software & Services
Baidu, Inc ADR*	305,230	41,941,654	3.6
Metals & Mining
Manabi S.A.*(a)(c)	108,226	6,629,788	0.6
Professional Services
ALS Limited	16,529,900	53,758,409	4.7
Real Estate Management & Development
BR Properties S.A.(a)	18,079,123	50,162,783	4.3
Cheung Kong Property Holdings Limited	7,989,000	58,530,001	5.1
Great Eagle Holdings Limited	14,079,278	41,977,217	3.6
K. Wah International Holdings Limited(a)	164,033,762	65,610,838	5.7

		216,280,839	18.7

Textiles, Apparel & Luxury Goods
adidas AG(b)	1,190,539	95,990,494	8.3
Wireless Telecommunications Services
SoftBank Group Corp.(b)	483,700	22,366,198	1.7

Total Common Stocks (Cost $1,240,884,645)		1,022,046,560	88.2

Corporate Bonds	Par
Construction Materials
Cemex S.A.B. de C.V. 3.72% Convertible Subordinated Notes due 3/15/20 (Cost $64,388,591)	63,641,000	58,072,413	5.0

Preferred Stock	Share Quantity
Metals & Mining
Manabi S.A. – Class C Preferred*(a)(c)
Total Preferred Stocks (Cost $51,305,748)	91,000	8,648,041	0.7

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $29,512,850)	34,998,950	6,807,508	0.6

continued

Options Purchased	Currency Units	Market Value	% of Net Assets
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,915,343)	207,323,218	$2,612,273	0.2%

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/15, Repurchase price $46,914,000 (Collateral: $44,620,000 U.S. Treasury Note, 1.87% due 11/15/23, Value $47,854,950)	46,914,000	46,914,000	4.1
U.S. Treasury Bill, 0.01% due 2/4/16	30,000,000	29,998,830	2.6

Total Short-Term Obligations (Cost $76,912,950)		76,912,830	6.7

Total Investments (Cost $1,466,920,127)		1,175,099,625	101.4
Swap Contracts		(5,981,986)	(0.5)
Other Assets and Liabilities, Net		(10,042,962)	(0.9)

Net Assets		$1,159,074,677	100.0%

Net asset value per share		$12.24

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period). See Note 3.
(b)	A portion designated as collateral for options.
(c)	Illiquid. Board Valued. See Note 4.

Swap Contracts
Media
Components of Vivendi S.A. Swap Contract
Shares of underlying security	2,511,200
Unrealized depreciation	$(5,976,843)
Financing Fee	(5,143)

Unrealized loss	$(5,981,986)

See footnotes on page 9.

Longleaf Partners Global Fund

Schedule of Investments

September 30, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	66,200	$9,531,476	6.2%
Chemicals
OCI N.V.*	236,282	6,061,162	3.9
Commercial Services & Supplies
Mineral Resources Limited	830,166	2,422,976	1.6
Construction Materials
LafargeHolcim Ltd*	175,273	9,130,603	5.9
Diversified Financial Services
EXOR S.p.A.	250,700	10,929,285	7.1
Diversified Telecommunication Services
Level 3 Communications, Inc.*	317,127	13,855,279	9.0
Hotels, Restaurants & Leisure
Genting Berhad	1,187,649	1,966,551	1.2
McDonald’s Corporation(a)	80,300	7,911,959	5.1
Melco International Development Limited	5,529,388	6,797,565	4.4

		16,676,075	10.7

Industrial Conglomerates
CK Hutchison Holdings Limited	716,029	9,313,845	6.0
Hopewell Holdings Limited	1,687,500	5,747,915	3.7
Koninklijke Philips N.V.	335,185	7,885,890	5.1

		22,947,650	14.8

Insurance
Loews Corporation	184,215	6,657,530	4.3
Internet Software & Services
Google Inc. – Class C*(a)	12,350	7,513,987	4.9
Media
Vivendi S.A.	269,800	6,392,057	4.1
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	224,400	1,644,852	1.0
CONSOL Energy Inc.	262,400	2,571,520	1.7
Murphy Oil Corporation	56,708	1,372,334	0.9

		5,588,706	3.6

Real Estate Management & Development
Cheung Kong Property Holdings Limited	861,529	6,311,840	4.1
K. Wah International Holdings Limited	15,629,506	6,251,549	4.0

		12,563,389	8.1

Textiles, Apparel & Luxury Goods
adidas AG	111,700	9,006,121	5.8
Christian Dior SE	15,800	2,960,217	1.9

		11,966,338	7.7

Wireless Telecommunications Services
SoftBank Group Corp.	70,900	3,278,403	2.1

Total Common Stocks (Cost $174,371,747)		145,514,916	94.0

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $4,008,255)	4,626,762	899,933	0.6

continued

Options Purchased(c)	Currency Units	Market Value	% of Net Assets
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77	13,422,290	$169,121	0.1%

	Share Equivalents
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Call, 8/1/17 to 8/31/17, with UBS, Strike Price $10.10	114,600	142,677	0.1
Chesapeake Energy Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $13.07	314,000	287,310	0.2
Murphy Oil Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $30.25	102,000	304,470	0.2

Total Options Purchased (Cost $2,202,837)		903,578	0.6

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/15, Repurchase price $11,209,000 (Collateral: $9,725,000 U.S. Treasury Bond, 2.78% due 8/15/41, Value $11,439,031) (Cost $11,209,000)	11,209,000	11,209,000	7.2

Total Investments (Cost $191,791,839)		158,527,427	102.4
Options Written		(4,082,883)	(2.6)
Other Assets and Liabilities, Net		329,586	0.2

Net Assets		$154,774,130	100.0%

Net asset value per share		$9.43

*	Non-income producing security.
(a)	A portion designated as collateral for options.

Options Written	Share Equivalents	Unrealized Loss	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Put, 8/1/17 to 8/31/17, with UBS, Strike Price $10.10 (Knock-In $5.80)	(114,600)	$(260,314)	$(527,733)	(0.3)%
Chesapeake Energy Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $13.07	(314,000)	(1,280,390)	(2,359,710)	(1.5)
Murphy Oil Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $30.25 (Knock-In $19.08)	(102,000)	(736,440)	(1,195,440)	(0.8)

Total Premiums Received (Proceeds $1,805,739)		$(2,277,144)	$(4,082,883)	(2.6)%

See footnotes on page 9.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

September 30, 2015

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2014 Annual Report and June 30, 2015 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized depreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$626,099,257	$597,317,314	$94,826,303	$11,998,413
Unrealized Depreciation	(958,937,490)	(645,086,698)	(386,646,805)	(45,262,825)

Net Unrealized Depreciation	$(332,838,233)	$(47,769,384)	$(291,820,502)	$(33,264,412)

Cost for Federal Income Tax Purposes	$4,862,428,945	$3,798,876,626	$1,468,630,483	$191,863,005

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2015.

	Shares(a) at	Market Value at
	September 30, 2015	September 30, 2015	December 31, 2014
Partners Fund
CONSOL Energy Inc.	12,263,500	$120,182,300	$395,306,520

Small-Cap Fund
Actuant Corporation*	5,221,520	96,023,753	-
California Resources Corporation(b)	-	-	182,328,655
Chemtura Corporation*	4,777,300	136,726,326	100,698,557
CONSOL Energy Inc.	12,494,200	122,443,160	187,887,343
Deltic Timber Corporation	1,808,158	108,145,930	19,028,948
DreamWorks Animation SKG, Inc. – Class A*	13,939,400	243,242,530	208,367,415
Empire State Realty Trust, Inc. – Class A(b)	3,750,479	63,870,657	175,223,376
Graham Holdings Company – Class B	428,000	246,956,000	369,667,880
Hopewell Holdings Limited	54,532,000	185,745,376	198,503,442
Rayonier Inc.	9,605,400	211,991,178	213,124,113
Triangle Petroleum Corporation*	11,119,000	15,788,980	-
Triangle USA Petroleum Corporation 6.75% Senior Notes 144A due 7/15/22	109,966,000	46,735,550	-
Vail Resorts, Inc.(b)	1,776,184	185,930,941	211,266,679
ViaSat, Inc.*	3,436,313	220,920,563	216,590,808

		1,884,520,944	2,082,687,216

International Fund
BR Properties S.A.	18,079,123	50,162,783	67,356,482
K. Wah International Holdings Limited	164,033,762	65,610,838	84,519,518
Manabi S.A. – Class A Preferred*(c)	-	-	31,186,893
Manabi S.A.*(b)(c)	108,226	6,629,788	-
Manabi S.A. – Class C Preferred*(c)	91,000	8,648,041	-
Mineral Resources Limited	8,361,799	24,405,290	60,173,146

		$155,456,740	$243,236,039

	Purchases	Sales		Dividend or Interest Income(d)
Partners Fund
CONSOL Energy Inc.	$15,221,265	$59,942		$1,619,991
Small-Cap Fund
Actuant Corporation*	117,551,458	-		-
California Resources Corporation(b)	-	202,073,759		405,622
Chemtura Corporation*	15,682,922	-		-
CONSOL Energy Inc.	180,119,894	-		1,042,396
Deltic Timber Corporation	98,259,286	-		350,093
DreamWorks Animation SKG, Inc. – Class A*	91,947,893	-		-
Empire State Realty Trust, Inc. – Class A(b)	-	114,206,848		1,251,477
Graham Holdings Company – Class B	-	170,286,295	(f)	3,402,600
Hopewell Holdings Limited	-	-		3,517,309
Rayonier Inc.	44,672,208	-		6,215,311
Triangle Petroleum Corporation*	54,442,945	-		-
Triangle USA Petroleum Corporation 6.75% Senior Notes 144a due 7/15/22	59,917,285			571,574	(e)
Vail Resorts, Inc.(b)	-	57,815,240		2,886,284

	662,593,891	544,382,142		19,642,666

International Fund
BR Properties S.A.	2,388,343	765,082		1,271,024
K. Wah International Holdings Limited	2,065,487	-		3,123,736
Mineral Resources Limited	-	5,807,654		1,442,231

	$4,453,830	$6,572,736		$5,836,991

*	Non-income producing
(a)	Common stock unless otherwise noted.
(b)	Not an affiliate at the end of the period.
(c)	Manabi S.A. - Class A Preferred reorganized into Manabi S.A. Common Stock and Class C Preferred Stock
(d)	Dividend income unless otherwise noted.
(e)	Interest Income.
(f)	Proceeds from sale of Cable One, Inc. spin-off.

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of September 30, 2015 follows:

	Level 1	Level 2	Level 3	Total Value
Partners
Common Stock	$2,946,723,741	$970,114,255	$-	$3,916,837,996
Short-Term Obligations	555,576,935	-	-	555,576,935
Options Purchased	-	48,782,293	-	48,782,293
Options Written	-	(161,760,913)	-	(161,760,913)

Total	3,502,300,676	857,135,635	-	4,359,436,311

Small-Cap
Common Stock	2,720,530,669	355,506,754	-	3,076,037,423
Short-Term Obligations	625,950,222	-	-	625,950,222
Corporate Bonds	-	46,735,550	-	46,735,550
Options Purchased	-	2,384,047	-	2,384,047

Total	3,346,480,891	404,626,351	-	3,751,107,242

International
Common Stock	177,983,731	837,433,041	6,629,788	1,022,046,560
Preferred Stock	-	-	8,648,041	8,648,041
Short-Term Obligations	76,912,830	-	-	76,912,830
Corporate Bonds	-	58,072,413	-	58,072,413
Warrants	6,807,508	-	-	6,807,508
Options Purchased	-	2,612,273	-	2,612,273
Swap Contracts	-	(5,981,986)	-	(5,981,986)

Total	261,704,069	895,135,741	15,277,829	1,169,117,639

Global
Common Stocks	60,189,540	85,325,376	-	145,514,916
Short-Term Obligations	11,209,000	-	-	11,209,000
Options Purchased	-	903,578	-	903,578
Warrants	899,933	-	-	899,933
Options Written	-	(4,082,883)	-	(4,082,883)

Total	$72,298,473	$82,146,071	$-	$154,444,544

Certain foreign securities are fair valued by utilizing an external pricing service in the event of significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

The Level 3 holdings at September 30, 2015 were Manabi S.A. Common and Class C Preferred which were valued by taking into account company specific developments and other relevant factors. These other factors include amounts agreed to be paid for the redemption of shares and amounts to be paid in an agreed capital raise.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2015:

Level 3 Holding	International Fund
Fair value at December 31, 2014	$14,400,309
Unrealized gain	877,520

Fair value at September 30, 2015	$15,277,829

The following table provides quantitate information about significant unobservable inputs used to determine the fair valuations of the International Fund’s Level 3 assets, and the sensitivity of the valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Fair Value at 9/30/15 (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input
Common Stock	$6,630	Net present value of capital increase payments	Selected discount rate	11%	Decrease*
Class C Preferred Stock	8,648	Redemption value	na	na	na

*	Represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value measurements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 13, 2015

By	/s/ Julie M. Bishop
Julie M. Bishop
Global Funds CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 13, 2015